Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Interest income
Loans	$ 12,995	$ 9,998
Reverse repurchase agreements	2,938	1,781
Securities
Interest	5,276	4,339
Dividends	548	512
Deposits with banks	1,056	1,426
Total interest income	22,813	18,056
Interest expense
Deposits	11,484	7,795
Securitization liabilities	257	222
Subordinated notes and debentures	94	111
Repurchase agreements and short sales	3,205	2,008
Other	285	187
Total interest expense	15,325	10,323
Net interest income	7,488	7,733
Non-interest income
Investment and securities services	1,745	1,405
Credit fees	569	428
Trading income (loss)	925	678
Service charges	654	628
Card services	762	769
Insurance revenue	1,676	1,542
Other income (loss)	(105)	(982)
Total non-interest income	6,226	4,468
Total revenue	13,714	12,201
Provision for (recovery of) credit losses	(1,001)	(690)
Insurance claims and related expenses	1,366	1,164
Non-interest expenses
Salaries and employee benefits	4,314	3,758
Occupancy, including depreciation	468	433
Technology and equipment, including depreciation	638	522
Amortization of other intangibles	185	142
Communication and marketing	325	313
Restructuring charges (Note 26)	291	0
Brokerage-related and sub-advisory fees	130	92
Professional, advisory and outside services	565	568
Other	1,114	2,284
Total non-interest expenses	8,030	8,112
Income before income taxes and share of net income from investment in Schwab	3,317	2,235
Provision for (recovery of) income taxes	634	939
Share of net income from investment in Schwab	141	285
Net income	2,824	1,581
Preferred dividends and distributions on other equity instruments	74	83
Net income available to common shareholders	$ 2,750	$ 1,498
Earnings per share (Canadian dollars)
Basic	$ 1.55	$ 0.82
Diluted	1.55	0.82
Dividends per common share (Canadian dollars)	$ 1.02	$ 0.96
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab	$ 141	$ 285